Business Segment Information	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment Reporting Disclosure
Business Segment Information
The Company determines and presents operating segments based on the information that is internally provided to the chief operating decision maker, together the (‘CODM’) in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. The Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, were together considered the Company’s CODM in the period up to and including March 1, 2017.  On March 1, 2017, Mr. Ciaran Murray transitioned from his role as Chief Executive Officer to the role of Executive Chairman of the Board of Directors and Dr. Steve Cutler was appointed as Chief Executive Officer. As of March 1, 2017, the Company determined that the CODM was comprised of the Chief Executive Officer and the Chief Financial Officer.
The Company determines and presents operating segments based on the information that is provided to the CODM.  The Company operates as one single business segment, which is the provision of outsourced development services on a global basis to the pharmaceutical, biotechnology and medical devices industries. There have been no changes to the basis of segmentation or the measurement basis for the segment results in the period.
The Company is a clinical research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.
The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements. Contracts with customers are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland. Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.
ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, it’s ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s global network. ICON Ireland enters into the majority of the Company’s customer contracts.
ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories. The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.
The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland. As such revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.
The Company's areas of operation outside of Ireland include the United States, United Kingdom, Belgium, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.
The geographical distribution of the Company’s segment measures as at March 31, 2018 and December 31, 2017 and for the three months ended March 31, 2018 and March 31, 2017 is as follows:
a) The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2018	March 31, 2017
	(in thousands)
Ireland	$235,110	$232,348
Rest of Europe	95,040	72,557
U.S.	225,670	223,082
Rest of World	64,305	50,079

Total	$620,125	$578,066
* All sales shown for Ireland are export sales.
** 2017 restated for gross revenue.
b) The distribution of income from operations, by geographical area was as follows:

	Three Months Ended
	March 31, 2018	March 31, 2017
	(in thousands)
Ireland	$69,810	$63,968
Rest of Europe	5,168	3,699
U.S.	11,802	10,499
Rest of World	4,940	7,492

Total	$91,720	$85,658

c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	March 31, 2018	December 31, 2017
	(in thousands)
Ireland	$112,239	$111,329
Rest of Europe	8,935	9,026
U.S.	26,654	27,797
Rest of World	13,232	14,899

Total	$161,060	$163,051

d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended
	March 31, 2018	March 31, 2017
	(in thousands)
Ireland	$7,885	$5,972
Rest of Europe	1,539	1,658
U.S.	6,299	5,948
Rest of World	1,175	870

Total	$16,898	$14,448

e) The distribution of total assets by geographical area was as follows:

	March 31, 2018	December 31, 2017
	(in thousands)
Ireland	$957,886	$880,378
Rest of Europe	506,356	504,418
U.S.	643,831	650,681
Rest of World	111,372	111,141

Total	$2,219,445	$2,146,618